Discontinued Operations - Summary of Disaggregation of Revenue by Type (Detail) - Discontinued operations [member] - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 1,553	$ 1,501	$ 3,136	$ 2,986
Recurring [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	1,314	1,277	2,645	2,547
Transactions [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 239	$ 224	$ 491	$ 439